Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 55.0	$ 32.7
Trade and other receivables, net (note 3)	359.8	494.8
Fuel and natural gas in storage	31.8	46.6
Supplies and consumables inventory	176.9	179.9
Regulatory assets (note 4)	237.9	205.1
Prepaid expenses	63.0	89.2
Derivative instruments (note 17)	8.8	6.0
Other assets	15.9	149.8
Assets, current, total	949.1	1,204.1
Property, plant and equipment, net	9,782.9	9,749.9
Intangible assets, net	71.8	69.7
Goodwill	1,317.5	1,320.1
Regulatory assets (note 4)	1,179.0	1,190.8
Long-term investments (note 5)	198.4	207.5
Derivative instruments (note 17)	85.8	77.0
Deferred income taxes	24.3	26.3
Other assets	314.4	290.8
Assets	13,923.2	14,136.2
Current liabilities:
Accounts payable	83.6	145.4
Accrued liabilities	300.0	396.7
Dividends payable	50.0	50.1
Regulatory liabilities (note 4)	69.3	65.8
Long-term debt (note 6)	520.6	364.0
Other long-term liabilities (note 8)	17.2	151.1
Derivative instruments (note 17)	1.9	1.6
Other liabilities	30.4	24.2
Liabilities, current, total	1,073.0	1,198.9
Long-term debt (note 6)	6,115.1	6,168.9
Regulatory liabilities (note 4)	588.6	584.9
Deferred income taxes	720.0	688.9
Derivative instruments (note 17)	20.9	15.9
Pension and other post-employment benefits obligation	71.8	72.6
Other long-term liabilities (note 8)	356.6	357.8
Liabilities, noncurrent, total	7,873.0	7,889.0
Equity:
Preferred shares	184.3	184.3
Common shares (note 9(a))	7,409.0	7,401.7
Additional paid-in capital	(27.2)	(14.7)
Deficit	(2,974.4)	(2,961.3)
Accumulated other comprehensive income ("AOCI") (note 10)	29.2	31.1
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	4,620.9	4,641.1
Non-controlling interests
Non-controlling interests - tax equity partnership units	276.8	328.5
Other non-controlling interests	79.5	78.7
Non-controlling interests, total	356.3	407.2
Total equity	4,977.2	5,048.3
Commitments and contingencies (note 15)
Liabilities and equity, total	$ 13,923.2	$ 14,136.2